Segment Information - Summary of Segment Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Summary of operating result per segment [Line Items]
Operating result	€ 1,878	€ 1,948		€ 1,741
Fair value items	242	730		(788)
Realized gains / (losses) on investments	(666)	437		142
Impairment charges	(57)	(49)		(264)
Impairment reversals	19	101		28
Non-operating items	(462)	1,220		(881)
Other income / (charges)	(2,339)	(768)		(1,224)
Result before tax from continuing operations and discontinued operations	(922)	2,400		(364)
Income tax (expense) / benefit	(482)	(371)		229
Net result from continuing and discontinued operations	(1,404)	2,029	[1]	(135)	[1]
Revenues
Life insurance gross premiums	12,848	13,400		13,929
Accident and health insurance	1,769	1,643		1,784
General insurance	144	401		386
Total gross premiums	14,761	15,444		16,099
Investment income	7,338	6,967		7,149
Fee and commission income	2,871	2,785		2,405
Other revenues	1	13	[1]	4	[1]
Total revenues	24,972	25,209		25,657
Asset management [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	193	253		182
Fair value items	(3)	(1)		22
Realized gains / (losses) on investments		2		1
Impairment charges		(1)		(1)
Non-operating items	(3)			22
Other income / (charges)	(19)	(18)		(8)
Result before tax from continuing operations and discontinued operations	171	235		195
Income tax (expense) / benefit	(67)	(65)		(44)
Net result from continuing and discontinued operations	104	170		151
Inter-segment operating result	188	191		193
Revenues
Investment income	12	12		7
Fee and commission income	693	800		750
Other revenues	5	2		2
Total revenues	710	814		759
Inter-segment revenues	187	182		188
Holding and other activities [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	(220)	(218)		(237)
Fair value items	(21)	12		(36)
Realized gains / (losses) on investments	7	1		(3)
Impairment charges	(18)	(11)		(25)
Impairment reversals		8
Non-operating items	(32)	11		(65)
Other income / (charges)	(141)	(138)		(130)
Result before tax from continuing operations and discontinued operations	(393)	(344)		(433)
Income tax (expense) / benefit	74	77		78
Net result from continuing and discontinued operations	(319)	(267)		(355)
Inter-segment operating result	288	51		62
Revenues
Life insurance gross premiums				4
Total gross premiums				5
Investment income	474	242		261
Fee and commission income				(9)
Other revenues		12		3
Total revenues	474	254		260
Inter-segment revenues	473	247		264
Segment total [member]
Summary of operating result per segment [Line Items]
Operating result	1,918	1,906		1,710
Fair value items	251	854		(701)
Realized gains / (losses) on investments	(650)	446		150
Impairment charges	(55)	(49)		(265)
Impairment reversals	19	101		28
Non-operating items	(435)	1,352		(788)
Other income / (charges)	(2,321)	(780)		(1,239)
Result before tax from continuing operations and discontinued operations	(837)	2,478		(317)
Income tax (expense) / benefit	(567)	(449)		181
Net result from continuing and discontinued operations	(1,404)	2,029		(135)
Revenues
Life insurance gross premiums	13,864	14,225		14,654
Accident and health insurance	1,848	1,709		1,844
General insurance	326	569		519
Total gross premiums	16,037	16,504		17,016
Investment income	7,453	7,042		7,212
Fee and commission income	3,111	3,120		2,713
Other revenues	31	27		14
Total revenues	26,633	26,693		26,955
Joint ventures and associates eliminations [member]
Summary of operating result per segment [Line Items]
Operating result	(40)	42		31
Fair value items	(9)	(123)		(87)
Realized gains / (losses) on investments	(16)	(9)		(8)
Impairment charges	(2)	0		1
Non-operating items	(27)	(132)		(94)
Other income / (charges)	(18)	12		15
Result before tax from continuing operations and discontinued operations	(85)	(78)		(47)
Income tax (expense) / benefit	85	78		47
Revenues
Life insurance gross premiums	(1,016)	(825)		(726)
Accident and health insurance	(79)	(67)		(59)
General insurance	(182)	(168)		(132)
Total gross premiums	(1,276)	(1,060)		(917)
Investment income	(114)	(75)		(63)
Fee and commission income	(240)	(335)		(308)
Other revenues	(30)	(15)		(10)
Total revenues	(1,661)	(1,484)		(1,298)
International [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	167	143		175
Fair value items	21	(18)		(7)
Realized gains / (losses) on investments		2		46
Impairment charges	(8)			(16)
Impairment reversals		1
Non-operating items	13	(15)		22
Other income / (charges)	373	65		(1)
Result before tax from continuing operations and discontinued operations	553	193		197
Income tax (expense) / benefit	(36)	(36)		(26)
Net result from continuing and discontinued operations	516	157		170
Inter-segment operating result	55	(31)		(35)
Revenues
Life insurance gross premiums	1,280	1,372		1,255
Accident and health insurance	184	179		193
General insurance	182	432		388
Total gross premiums	1,646	1,984		1,836
Investment income	297	361		362
Fee and commission income	42	59		50
Other revenues	26	14		9
Total revenues	2,011	2,418		2,257
Americas [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	790	790		781
Fair value items	(1,644)	698		(448)
Realized gains / (losses) on investments	(479)	313		93
Impairment charges	(32)	(19)		(173)
Impairment reversals	19	33		27
Non-operating items	(2,136)	1,025		(501)
Other income / (charges)	(526)	(667)		(1,110)
Result before tax from continuing operations and discontinued operations	(1,872)	1,149		(829)
Income tax (expense) / benefit	462	(137)		288
Net result from continuing and discontinued operations	(1,411)	1,012		(541)
Inter-segment operating result	(362)	(20)		(40)
Revenues
Life insurance gross premiums	7,329	6,917		6,946
Accident and health insurance	1,407	1,273		1,380
Total gross premiums	8,735	8,190		8,326
Investment income	3,467	2,909		2,986
Fee and commission income	2,021	1,920		1,653
Total revenues	14,223	13,019		12,964
Inter-segment revenues	(5)	1		1
The Netherlands [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	783	755		665
Fair value items	1,897	221		(230)
Realized gains / (losses) on investments	(181)	118		14
Impairment charges	15	(19)		(50)
Impairment reversals		59		1
Non-operating items	1,731	378		(265)
Other income / (charges)	(1,970)	(23)		78
Result before tax from continuing operations and discontinued operations	543	1,110		478
Income tax (expense) / benefit	(1,000)	(276)		(107)
Net result from continuing and discontinued operations	(457)	833		371
Inter-segment operating result	(94)	(95)		(87)
Revenues
Life insurance gross premiums	1,168	1,323		1,619
Accident and health insurance	257	254		245
General insurance	144	136		130
Total gross premiums	1,569	1,713		1,994
Investment income	1,728	2,088		2,083
Fee and commission income	325	300		255
Total revenues	3,622	4,101		4,332
Inter-segment revenues	3	14		21
United Kingdom [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	206	184		144
Fair value items	10	(62)		(2)
Realized gains / (losses) on investments	3	10
Impairment charges	(11)
Non-operating items	1	(51)		(1)
Other income / (charges)	(37)	1		(68)
Result before tax from continuing operations and discontinued operations	170	134		74
Income tax (expense) / benefit	1	(12)		(7)
Net result from continuing and discontinued operations	171	122		67
Inter-segment operating result	(75)	(96)		(86)
Revenues
Life insurance gross premiums	4,081	4,613		4,833
Accident and health insurance		3		25
Total gross premiums	4,081	4,616		4,858
Investment income	1,951	1,691		1,795
Fee and commission income	217	223		194
Total revenues	6,250	6,531		6,847
Eliminations [member]
Summary of operating result per segment [Line Items]
Operating result	0	(1)		1
Fair value items	(8)	3
Realized gains / (losses) on investments	0
Impairment charges	0
Non-operating items	(6)	3
Other income / (charges)	0
Result before tax from continuing operations and discontinued operations	(8)	2		1
Income tax (expense) / benefit	0
Net result from continuing and discontinued operations	(8)	2		1
Revenues
Life insurance gross premiums	6			(3)
Total gross premiums	6			(3)
Investment income	(477)	(261)		(281)
Fee and commission income	(187)	(183)		(180)
Total revenues	€ (658)	€ (444)		€ (465)

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.